ADVANCES FROM CUSTOMERS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total	$ 41,048	$ 35,182
Less: Advances from customers - short-term portion	37,783	33,028
Advances from customers - long-term portion	3,265	2,154
Customer A [Member]
Total	12,323	4,184
Customer B [Member]
Total	11,353	28,123
Customer C [Member]
Total	8,320
Other Customer [Member]
Total	$ 9,052	$ 2,875